Depreciation and Amortization - Summary of Depreciation and Amortization (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation And Amortization Expense [Abstract]
Depreciation	$ 400,205	$ 324,460	$ 300,880
Amortization	1,169,432	1,119,102	1,047,507
Depreciation and amortization	$ 1,569,637	$ 1,443,562	$ 1,348,387